Investments -Schedule of Fair Value of Investments of the Master Trust (Details) - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment gain from Eaton Savings Trust	$ 950,707,975	$ 1,540,701,810
Master Trust Balances
EBP, Master Trust [Line Items]
Interest and dividend income	63,974,495	103,452,118
Investment gain from Eaton Savings Trust	912,996,074	1,469,220,361
Total	$ 976,970,569	$ 1,572,672,479